[On Chapman and Cutler LLP Letterhead]

July 26, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Amplify ETF Trust
(Registration Nos. 333-207937 and 811-23208)

Ladies and Gentlemen:

On behalf of Amplify ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 227 and under the Investment Company Act of 1940, as amended, Amendment No. 232 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to registering shares of Amplify U.S. Alternative Harvest ETF under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures